CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,915,282	$ 1,672,840	¥ 5,934,742
Restricted cash	25,230	3,867	974,932
Short-term investments	3,358,174	514,663	4,579,313
Accounts receivable, net of allowance of RMB144,574 and RMB360,299 (US$55,218) as of December 31, 2019 and 2020, respectively	3,344,433	512,557	3,627,749
Prepayments and other assets	3,515,855	538,828	3,719,228
Amounts due from related parties	96,111	14,730	211,993
Licensed copyrights, net	1,035,339	158,673	1,224,881
Total current assets	22,290,424	3,416,158	20,272,838
Non-current assets:
Fixed assets, net	1,393,467	213,558	1,754,367
Long-term investments	3,202,828	490,855	2,982,154
Deferred tax assets, net	51,347	7,869	34,916
Licensed copyrights, net	6,435,055	986,215	6,287,330
Intangible assets, net	627,198	96,122	813,960
Produced content, net	6,556,084	1,004,764	4,355,221
Prepayments and other assets	2,699,423	413,705	3,508,476
Operating lease assets	1,001,857	153,541	722,742
Goodwill	3,888,346	595,915	3,888,346
Amounts due from related parties	39,400	6,038	172,200
Total non-current assets	25,895,005	3,968,582	24,519,712
Total assets	48,185,429	7,384,740	44,792,550
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,093,465 and RMB12,127,963 (US$1,858,692) as of December 31, 2019 and 2020, respectively):
Accounts and notes payable	7,561,532	1,158,855	8,212,449
Amounts due to related parties	1,778,783	272,610	1,604,258
Customer advances and deferred revenue	3,444,917	527,957	3,081,407
Short-term loans	2,965,957	454,553	2,618,170
Long-term loans, current portion	909,034	139,316	736,814
Convertible senior notes, current portion	4,752,061	728,285	0
Operating lease liabilities, current portion	201,307	30,852	125,412
Accrued expenses	2,261,985	346,664	2,611,217
Other liabilities	979,002	150,039	1,183,439
Total current liabilities	24,854,578	3,809,131	20,173,166
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,932,830 and RMB1,148,695 (US$176,045) as of December 31, 2019 and 2020, respectively):
Long-term loans	0	0	880,278
Convertible senior notes	11,926,715	1,827,849	12,296,868
Deferred tax liabilities	4,588	703	30,136
Amounts due to related parties	977,407	149,794	1,061,883
Operating lease liabilities	767,676	117,651	402,732
Other non-current liabilities	210,167	32,210	232,555
Total non-current liabilities	13,886,553	2,128,207	14,904,452
Total liabilities	38,741,131	5,937,338	35,077,618
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	108,629	16,648	101,542
Shareholders’ equity:
Additional paid-in capital	47,687,483	7,308,427	41,298,328
Accumulated deficit	(40,973,853)	(6,279,518)	(33,834,357)
Accumulated other comprehensive income	2,542,680	389,683	2,106,718
Noncontrolling interests	79,011	12,109	42,376
Total shareholders’ equity	9,335,669	1,430,754	9,613,390
Total liabilities, mezzanine equity and shareholders’ equity	48,185,429	7,384,740	44,792,550
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	165	25	142
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 183	$ 28	¥ 183